Income Taxes Relating to Continuing Operations - Summary of Reconciliation to Accounting Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss from continuing operations	$ (32,053,749)	$ (21,951,166)	$ (8,884,464)
Tax at the Australian tax rate of 25% (2021 25% & 2020: 30%)	(8,013,437)	(5,487,792)	(2,665,339)
Tax effect of non-deductible / non-assessable amounts
Exempt income from government assistance	(156,890)	(1,447,922)	(293,422)
Entertainment expenses	1,448	1,231	727
Net gain arising on changes in fair value of contingent consideration	247,045	234,089	(963,751)
Share-based payments	476,138	707,422	392,505
Research and development expenditure	360,666	3,328,556	640,050
Amortisation of share issue costs	(285,631)	(285,631)
Temporary differences not recorded as an asset	(787,392)	(58,374)	(632,779)
Tax losses not recorded	7,872,870	2,779,547	3,253,265
Effect of different tax rates in other jurisdictions	78,391	37,066	81,317
Total income tax benefit	$ (206,792)	$ (191,808)	$ (187,427)